Statement of Financial Position (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Current assets	$ 2,822	$ 2,631
Cash and cash equivalents	1,216	1,112
Restricted cash	54	35
Receivables	408	351
Trade	62	46
Recoverable taxes, rebates, levies and duties	181	170
Other	165	135
Inventories	973	959
Materials on the leach pad	103	98
Derivatives	0	0
Deferred taxation assets	66	75
Assets held for sale	2	1
Property, plant and equipment, net	6,359	6,123
Acquired properties, net	785	779
Goodwill and other intangibles, net	221	213
Other long-term inventory	31	31
Materials on the leach pad	404	393
Other long-term assets	1,070	1,001
Deferred taxation assets	6	14
Total assets	11,698	11,185
LIABILITIES AND EQUITY
Current liabilities	959	919
Accounts payable and other current liabilities	743	779
Short-term debt	51	30
Short-term debt at fair value	2	2
Tax payable	163	108
Liabilities held for sale	0	0
Other non-current liabilities	67	63
Long-term debt	1,722	1,715
Long-term debt at fair value	676	758
Derivatives	50	93
Deferred taxation liabilities	1,370	1,242
Provision for environmental rehabilitation	667	653
Provision for labor, civil, compensation claims and settlements	36	35
Provision for pension and other post-retirement medical benefits	214	185
Commitments and contingencies	0	0
Equity	5,937	5,522
Share capital - 600,000,000 (2011 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2011 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2012 - 382,075,676 (2011 - 381,915,437). E ordinary shares issued 2012 - 1,050,000 (2011 - 1,050,000)	13	13
Additional paid in capital	8,755	8,740
Accumulated deficit	(2,292)	(2,575)
Accumulated other comprehensive income	(730)	(832)
Other reserves	36	36
Total AngloGold Ashanti stockholders' equity	5,782	5,382
Noncontrolling interests	155	140
Total liabilities and equity	$ 11,698	$ 11,185